Acquisition of Apple Bidco Limited - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2021	Feb. 28, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 75,300		$ 75,300	$ 75,300
Fairfax Financial Holdings Limited | APR Energy
Business Acquisition [Line Items]
Acquired percentage		67.80%
APR Energy
Business Acquisition [Line Items]
Shares issued (in shares)		29,891,266
Shares reserved for future issuance		6,664,270
Net purchase price	287,700	$ 293,400
Goodwill	$ 117,900	$ 0		117,900
APR Energy | General and Administrative Expense
Business Acquisition [Line Items]
Acquisition related costs			$ 4	$ 130	$ 1,498
APR Energy | Minimum
Business Acquisition [Line Items]
Period of issuance		90 days
APR Energy | Maximum
Business Acquisition [Line Items]
Period of issuance		5 years
APR Energy | Fairfax Financial Holdings Limited
Business Acquisition [Line Items]
Percentage of interest in acquired entity		100.00%